TAXATION (Current and Deferred Income Taxes) (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Deferred tax benefit	¥ 0	$ 0	¥ 1,127,377
Current Income tax (expense)/benefit	26,466,952		(307,814,704)
Income tax (expense)/benefit, net	¥ 26,466,952	$ 3,978,019	¥ (306,687,327)